NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Summary of computation of basic and diluted net loss per share

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Basic net loss per share calculation
Numerator:
Net loss	(7,298)	(1,048,954)	(323,307)
Net loss attributed to ordinary shareholders for computing net loss per ordinary shares -basic	(7,298)	(1,048,954)	(323,307)
Denominator:
Weighted average ordinary shares outstanding used in computing net loss per ordinary shares-basic	173,725,790	171,412,125	163,118,684
Net loss per ordinary share attributable to ordinary shareholders-basic	(0.04)	(6.12)	(1.98)
Diluted net loss per ordinary share calculation
Denominator:
Weighted average ordinary shares basic outstanding	173,725,790	171,412,125	163,118,684
Effect of potentially diluted stock options	—	—	—
Effect of potentially diluted RSUs	—	—	—
Weighted average ordinary shares outstanding used in computing net loss per ordinary shares-diluted	173,725,790	171,412,125	163,118,684
Net loss per ordinary share attributable to ordinary shareholders-diluted	(0.04)	(6.12)	(1.98)